Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VS. PERFORMANCE DISCLOSURE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance measures of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to “Executive Compensation—Compensation Discussion and Analysis.”

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(3)	Average Compensation Actually Paid to Non- CEO NEOs ($)(4)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)	Net Income ($M)(7)	Adjusted EBITDA ($M)(8)

2022	$19,590,453	$(13,260,890)	$6,618,539	$4,426,371	$39.93	$87.14	$90.8	$582.3

2021	$4,025,740	$(63,071,055)	$2,890,921	$(2,050,650)	$62.24	$105.55	$164.4	$591.5

2020	$25,898,323	$184,711,531	$6,134,975	$19,463,127	$88.54	$99.27	$(26.5)	$484.3

(1)
Mr. Coughlin was our only principal executive officer (PEO) during the 2020, 2021, and 2022 fiscal years. The amounts shown represent the amounts reported in the “Total” column of the Summary Compensation Table for Mr. Coughlin in each of the fiscal years.

(2)
Amounts in this column represent the amount of “compensation actually paid” to our CEO, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

Mr. Coughlin (CEO)	2022	2021	2020

Summary Compensation Table Total	$19,590,453	$4,025,740	$25,898,323

Less , value of Stock Awards and Option Awards reported in Summary Compensation Table	$(18,400,027)	—	$(23,397,787)

Plus , year-end fair value of outstanding and unvested equity awards granted during the year	$15,599,372	—	$60,140,995

Plus , year over year change in fair value of outstanding and unvested equity awards granted during prior years	$(25,069,000)	$(52,043,375)	$122,070,000

Plus , fair value as of the vesting date of equity awards granted and vested during the year	—	—	—

Plus , year over year change in fair value of equity awards granted in prior years that vested during the year	$(4,981,688)	$(15,053,420)	—

Compensation Actually Paid to CEO	$(13,260,890)	$(63,071,055)	$184,711,531

During the 2020 fiscal year, Mr. Coughlin received equity awards in connection with our initial public offering, as well as awards of C Units prior to our initial public offering. In light of the initial public offering grants in January 2021, Mr. Coughlin did not receive any equity awards during the 2021 fiscal year. As a result of the timing of the grants during these two years, and due to the overall decline in Petco’s stock price, the “compensation actually paid” for the 2020 fiscal year was high, followed by negative “compensation actually paid” during the 2021 and 2022 fiscal years.

(3)
The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding our CEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Brian LaRose, Justin Tichy, Darren MacDonald, and Amy College; (ii) for 2021, Brian LaRose, Michael Nuzzo, Darren MacDonald, John Zavada, and Justin Tichy; and (iii) for 2020, Michael Nuzzo, Darren MacDonald, Justin Tichy, and Ilene Eskenazi.

(4)
Amounts in this column represent the average amount of “compensation actually paid” to the Company’s NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

Average Non-CEO NEOs (a)	2022	2021	2020

Summary Compensation Table Total	$6,618,539	$2,890,921	$6,134,975

Less , value of Stock Awards and Option Awards reported in Summary Compensation Table	$(5,912,290)	$(160,003)	$(4,264,611)

Plus , year-end fair value of outstanding and unvested equity awards granted during the year	$5,835,106	$131,244	$9,362,635

Plus , year over year change in fair value of outstanding and unvested equity awards granted during prior years	$(1,369,310)	$(3,516,107)	$6,422,250

Plus , fair value as of the vesting date of equity awards granted and vested during the year	$0	—	—

Plus , year over year change in fair value of equity awards granted in prior years that vested during the year	$(745,676)	$(1,396,704)	$1,807,878

Compensation Actually Paid to Average Non-CEO NEOs	$4,426,371	$(2,050,650)	$19,463,127

(a)
Mr. MacDonald, who was a
non-CEO
NEO during each of the applicable years, received certain equity awards in settlement for cash-based incentive compensation awards. In accordance with SEC rules, these awards were reported as
“Non-Equity
Incentive Plan Compensation” in the Summary Compensation Table; however, the equity awards did not vest until the fiscal year following the fiscal year in which they were originally reported in the Summary Compensation Table. As such, the equity award adjustments reflected herein reflect the year over year change in fair value of these awards (as of year-end
or the vesting date, as applicable) relative to the original value for these awards reported as
“Non-Equity
Incentive Plan Compensation” in the Summary Compensation Table for the prior fiscal year so as to avoid double counting such awards.

(5)
Cumulative total shareholder return (TSR) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the share price at the end and the beginning of the measurement period by the share price at the beginning of the measurement period. For purposes of these amounts, the beginning of the measurement period is January 13, 2021, the date of our initial public offering.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P Retail Index, which is the Company’s industry index utilized in the Performance Graph set forth in our Annual Report on Form
10-K
for each fiscal year.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(8)
Adjusted EBITDA is calculated consistent with the description provided in our Annual Report on Form
10-K
for the fiscal year ended January 28, 2023, under the heading “Reconciliation of
Non-GAAP
Financial Measures to GAAP Measures.”

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding our CEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Brian LaRose, Justin Tichy, Darren MacDonald, and Amy College; (ii) for 2021, Brian LaRose, Michael Nuzzo, Darren MacDonald, John Zavada, and Justin Tichy; and (iii) for 2020, Michael Nuzzo, Darren MacDonald, Justin Tichy, and Ilene Eskenazi.
Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P Retail Index, which is the Company’s industry index utilized in the Performance Graph set forth in our Annual Report on Form
10-K
	for each fiscal year.
PEO Total Compensation Amount	$ 19,590,453	$ 4,025,740	$ 25,898,323
PEO Actually Paid Compensation Amount	$ (13,260,890)	(63,071,055)	184,711,531
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Amounts in this column represent the amount of “compensation actually paid” to our CEO, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

Mr. Coughlin (CEO)	2022	2021	2020

Summary Compensation Table Total	$19,590,453	$4,025,740	$25,898,323

Less , value of Stock Awards and Option Awards reported in Summary Compensation Table	$(18,400,027)	—	$(23,397,787)

Plus , year-end fair value of outstanding and unvested equity awards granted during the year	$15,599,372	—	$60,140,995

Plus , year over year change in fair value of outstanding and unvested equity awards granted during prior years	$(25,069,000)	$(52,043,375)	$122,070,000

Plus , fair value as of the vesting date of equity awards granted and vested during the year	—	—	—

Plus , year over year change in fair value of equity awards granted in prior years that vested during the year	$(4,981,688)	$(15,053,420)	—

Compensation Actually Paid to CEO	$(13,260,890)	$(63,071,055)	$184,711,531

During the 2020 fiscal year, Mr. Coughlin received equity awards in connection with our initial public offering, as well as awards of C Units prior to our initial public offering. In light of the initial public offering grants in January 2021, Mr. Coughlin did not receive any equity awards during the 2021 fiscal year. As a result of the timing of the grants during these two years, and due to the overall decline in Petco’s stock price, the “compensation actually paid” for the 2020 fiscal year was high, followed by negative “compensation actually paid” during the 2021 and 2022 fiscal years.

Non-PEO NEO Average Total Compensation Amount	$ 6,618,539	2,890,921	6,134,975
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,426,371	(2,050,650)	19,463,127
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
Amounts in this column represent the average amount of “compensation actually paid” to the Company’s NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

Average Non-CEO NEOs (a)	2022	2021	2020

Summary Compensation Table Total	$6,618,539	$2,890,921	$6,134,975

Less , value of Stock Awards and Option Awards reported in Summary Compensation Table	$(5,912,290)	$(160,003)	$(4,264,611)

Plus , year-end fair value of outstanding and unvested equity awards granted during the year	$5,835,106	$131,244	$9,362,635

Plus , year over year change in fair value of outstanding and unvested equity awards granted during prior years	$(1,369,310)	$(3,516,107)	$6,422,250

Plus , fair value as of the vesting date of equity awards granted and vested during the year	$0	—	—

Plus , year over year change in fair value of equity awards granted in prior years that vested during the year	$(745,676)	$(1,396,704)	$1,807,878

Compensation Actually Paid to Average Non-CEO NEOs	$4,426,371	$(2,050,650)	$19,463,127

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Financial Performance Measures
As described in greater detail in “Executive Compensation—Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance
philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	Adjusted EBITDA;

•	Total Revenue; and

•	Adjusted Earnings per Share.

Total Shareholder Return Amount	$ 39.93	62.24	88.54
Peer Group Total Shareholder Return Amount	87.14	105.55	99.27
Net Income (Loss)	$ 90,800,000	$ 164,400,000	$ (26,500,000)
Company Selected Measure Amount	582,300,000	591,500,000	484,300,000
PEO Name	Mr. Coughlin
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Adjusted EBITDA is calculated consistent with the description provided in our Annual Report on Form
10-K
for the fiscal year ended January 28, 2023, under the heading “Reconciliation of
Non-GAAP
	Financial Measures to GAAP Measures.”
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Total Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Earnings per Share
PEO [Member] | Year end fair value of outstanding and unvested equity awards granted during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 15,599,372		$ 60,140,995
PEO [Member] | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(18,400,027)		(23,397,787)
PEO [Member] | Year over year change in fair value of outstanding and unvested equity awards granted during prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(25,069,000)	$ (52,043,375)	122,070,000
PEO [Member] | Year over year change in fair value of equity awards granted in prior years that vested during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,981,688)	(15,053,420)
Non-PEO NEO [Member] | Year end fair value of outstanding and unvested equity awards granted during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,835,106	131,244	9,362,635
Non-PEO NEO [Member] | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,912,290)	(160,003)	(4,264,611)
Non-PEO NEO [Member] | Year over year change in fair value of outstanding and unvested equity awards granted during prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,369,310)	(3,516,107)	6,422,250
Non-PEO NEO [Member] | Fair value as of the vesting date of equity awards granted and vested during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member] | Year over year change in fair value of equity awards granted in prior years that vested during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (745,676)	$ (1,396,704)	$ 1,807,878